American Skandia Trust
Gateway Center Three
100 Mulberry Street
Newark, New Jersey 07102

April 23, 2008

VIA EDGAR SUBMISSION

Securities and Exchange Commission

100 F Street, NE

Washington, DC  20549

Re:      Proxy Statement on Schedule 14A

Dear Sir or Madam:

On behalf of Advanced Series Trust (the “Trust”), pursuant to Regulation 14A under the Securities Act of 1934, transmitted herewith for filing with the Securities and Exchange Commission (the “Commission”) is a proxy statement on Schedule 14A (the “Proxy Statement”) to be sent to shareholders of record of the following portfolios (the “Portfolios”) of the Trust:

•                  AST Advanced Strategies Portfolio

•                  AST Aggressive Asset Allocation Portfolio

•                  AST Capital Growth Asset Allocation Portfolio

•                  AST Conservative Asset Allocation Portfolio

AST Preservation Asset Allocation Portfolio

Shareholders of record as of April 21, 2008 of the Portfolios will be requested to consider and act upon the following proposal (the “Proposal”) at joint special meetings (the “Meeting”) and to transact such other business as may properly come before the Meeting to be held June 23, 2008 or any adjournment thereof:

To approve a subadvisory agreement among Prudential Investments LLC (“PI”),  AST Investment Services, Inc. (“AST Investment” and with PI, collectively, the “Manager”) and each of Quantitative Management Associates LLC (“QMA”), Prudential Investment Management, Inc. (“PIM”) and Jennison Associates LLC (“Jennison) (each, a “Subadviser,” and collectively, the “Subadvisers”) for each of the Portfolios.

The above-reference Proposal is described in more detail in the Proxy Statement.   Should you have any questions or comments with respect to the foregoing, or if I can be of any further assistance in facilitating the Staff’s review, please contact me at 973-367-1495.  Thank you for your assistance in this matter.

Sincerely yours,

/s/ Katherine P. Feld
Katherine P. Feld

cc: Ms. Sally Samuel (SEC Staff)

Christopher Palmer, Esq.  (Goodwin Procter LLP)

Grant Butler, Esq.   (Goodwin Procter LLP)